Trade receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Disclosure of trade receivables [text block]

	As of December 31,
in 000€	2020	2019	2018
Trade receivables	32,346	42,509	38,764
Allowance for doubtful accounts	(1,475)	(1,532)	(1,873)
Total	30,871	40,977	36,891

Disclosure of impairment loss (reversal of impairment loss) on trade receivables [text block]

in 000€
At January 1, 2018	(990)
Addition	(1,284)
Usage	182
Reversal	219
At December 31, 2018	(1,873)
At January 1, 2019	(1,873)
Addition	(141)
Usage	131
Reversal	351
At December 31, 2019	(1,532)
Addition	(852)
Usage	301
Reversal	608
At December 31, 2020	(1,475)